DEBENTURE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Unrealized gain on derivatives	$ 20,941	$ 20,941
Interest expense	52,538	52,538
Debenture liability	$ 1,172,364	$ 1,176,092